Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 52,476	$ 47,669	$ 1,096
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiaries	(1,871)	(9,383)	(5,647)
Gain on sale of aircraft	(6,277)	(8,360)	(9,137)
Gain on sale of investment in unconsolidated subsidiary		(36,882)
Depreciation	146,400	136,633	95,718
Aircraft impairment	8,825	11,382	7,500
Amortization of debt issuance costs	5,735	3,202	7,471
Amortization of lease incentives	9,019	6,989	6,856
Amortization of lease discounts/premiums and other items	8,173	6,281	1,307
Amortization of GAAM acquisition date fair market value adjustments	12,602	23,611	5,838
Net (gain) loss on extinguishment of debt	(15,881)	7,387
Share-based compensation	3,177	3,635	4,768
Deferred income taxes	6,195	(8,180)	2,562
Unrealized loss (gain) on derivative instruments	(1,263)	31,871	(1,489)
Security deposits and maintenance payment liability relieved	(31,360)	(47,694)	(3,911)
Security deposits and maintenance payment claims applied towards operating lease revenues	(2,596)	(7,671)
Changes in operating assets and liabilities:
Rent receivables	(4,982)	(1,070)	120
Other assets	(1,969)	5,644	(1,913)
Payable to related parties	(10,544)	(4,837)	1,781
Accounts payable and accrued liabilities	(1,305)	8,148	2,415
Rentals received in advance	2,344	(1,240)	(2,923)
Other liabilities	4,576	13,247	(2,135)
Net cash flows provided by operating activities	181,474	180,382	110,277
Cash Flows from Investing Activities
Investment in unconsolidated subsidiaries			(28,054)
Distributions from unconsolidated subsidiaries		6,269	26,951
Proceeds from sale of investment in BBAM LP		49,500
Purchase of GAAM Portfolio, net of cash assumed			(113,623)
Purchase of additional flight equipment	(632,944)	(50,803)	(52,128)
Proceeds from sale of aircraft	48,539	67,740	126,913
Lessor contribution to maintenance	(24,185)	(16,626)	(11,312)
Net cash flows provided by (used in) investing activities	(608,590)	56,080	(51,253)
Cash Flows from Financing Activities
Restricted cash and cash equivalents	(39,731)	160,947	(21,712)
Security deposits received	13,910	9,398	3,567
Security deposits returned	(7,271)	(4,257)	(3,703)
Maintenance payment liability receipts	56,968	57,892	53,515
Maintenance payment liability disbursements	(16,612)	(28,150)	(14,544)
Debt extinguishment costs	(3,856)
Proceeds for unsecured borrowings	291,389
Proceeds from secured borrowings	587,083	459,200	46,596
Proceeds from Term Loan upsizing	101,892
Debt issuance costs	(11,825)	(16,483)	(801)
Repayment of secured borrowings	(444,607)	(847,607)	(204,867)
Proceeds from sale of notes payable		87,282	33,765
Proceeds from (payment for) termination of interest rate swap contract		(35,066)	1,398
Shares repurchased			(13,142)
Proceeds from issuance of shares, net of fees paid	172,595	23,914
Dividends	(30,531)	(21,629)	(20,738)
Dividend equivalents	(940)	(884)	(360)
Net cash flows proved by (used in) financing activities	668,464	(155,443)	(141,026)
Net increase (decrease) in cash	241,348	81,019	(82,002)
Cash at beginning of period	163,124	82,105	164,107
Cash at end of period	404,472	163,124	82,105
Cash paid during the period for:
Interest	97,451	118,672	74,804
Taxes	84	2,057	1,381
Noncash Activities:
Security deposits and maintenance payment liability disbursements applied as rentals received in advance	676	345
Security deposits assumed on purchase of flight equipment	1,774	1,080
Maintenance reserves assumed on purchase of flight equipment		8,482
Security deposit and maintenance payment liability disbursements applied to rent receivables	5,184	1,128
Withholding taxes netted against distributions received from BBAM LP		1,847	1,264
Security deposits netted against sales price from sale of flight equipment		2,170	1,700
Maintenance payment liabilities and claims netted against sales price from sale of flight equipment			8,006
Debt issuance costs netted with proceeds from secured borrowings			1,402
Secured borrowings assumed by buyer	38,500
Derivative liabilities assumed by buyer	$ 5,000